DISCONTINUED OPERATIONS - Net income/(loss) From Discontinued Operations (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operation, income (loss) from discontinued operation during phase-out period, net of tax	$ (6,892)		$ (175,989)	$ (43,284)
Gain on disposal		$ 574,941	0	0
Net income/(loss) from discontinued operations		568,049	(175,989)	(43,284)
Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal		$ 574,941
Discontinued operations, disposed of by sale | Golar Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operation, income (loss) from discontinued operation during phase-out period, net of tax	8,116		(136,832)	(20,050)
Discontinued operations, disposed of by sale | Hygo Energy Transition Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operation, income (loss) from discontinued operation during phase-out period, net of tax	$ (15,008)		$ (39,157)	$ (23,234)